SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Equity Interest Held in Capital of Company's Subsidiaries

The table below shows the equity interests held in the capital of the Company’s subsidiaries:

Companies related to the continuing operations

Company	Core business	Home country	Direct 2018	Indirect 2018	Direct 2017	Indirect 2017
Oi Holanda	Raising funds in the international market	The Netherlands	100%		100%
Portugal Telecom Internacional Finance B.V	Raising funds in the international market	The Netherlands	100%		100%
CVTEL, BV	Investment management	The Netherlands	100%		100%
Carrigans Finance S.à.r.l.	Investment management	Luxembourg	100%		100%
Copart 5	Property investments	Brazil	100%		100%
Rio Alto Gestão de Créditos e Participações S.A. (“Rio Alto”)	Receivables portfolio management and interests in other entities	Brazil	100%		100%
Oi Serviços Financeiros S.A. (“Oi Serviços Financeiros”)	Financial services	Brazil	99.87%	0.13%	99.87%	0.13%
Bryophyta SP Participações Ltda.	Property investments	Brazil	99.80%	0.20%	99.80%	0.20%
Telemar	Fixed telephony – Region I	Brazil	100%		100%
Oi Móvel	Mobile telephony – Regions I, II, and III	Brazil		100%		100%
Paggo Empreendimentos S.A.	Payment and credit systems	Brazil		100%		100%
Paggo Acquirer Gestão de Meios de Pagamentos Ltda.	Payment and credit systems	Brazil		100%		100%
Paggo Administradora Ltda. (“Paggo Administradora”)	Payment and credit systems	Brazil		100%		100%
Serede – Serviços de Rede S.A. (“Serede”)	Network services	Brazil	17.51%	82.49%	18.57%	81.43%
Brasil Telecom Comunicação Multimídia Ltda. (“BrT Multimídia”)	Data traffic	Brazil		100%		100%
Copart 4	Property investments	Brazil		100%		100%
Dommo Empreendimentos Imobiliários Ltda.	Purchase and sale of real estate	Brazil		100%		100%
Brasil Telecom Call Center S.A. (“BrT Call Center”)	Call center and telemarketing services	Brazil		100%		100%
BrT Card Serviços Financeiros Ltda. (“BrT Card”)	Financial services	Brazil		100%		100%
Pointer Networks S.A. (“Pointer”)	Wi-Fi internet	Brazil		100%		100%
Pointer Peru S.A.C	Wi-Fi internet	Peru		100%		100%
VEX Venezuela C.A	Wi-Fi internet	Venezuela		100%		100%
VEX USA Inc.	Wi-Fi internet	United States of America		100%		100%
VEX Ukraine LLC	Wi-Fi internet	Ukraine		40%		40%

Companies classified as assets held for sale

Company	Core business	Home country	Direct 2018	Indirect 2018	Direct 2017	Indirect 2017
PT Participações, SGPS, S.A. (“PT Participações”)	Management of equity investments	Portugal	100%		100%
Oi Investimentos Internacionais S.A. (“Oi Investimentos”)	Business consulting and management services, preparation of projects and economic studies, and investment management	Portugal		100%		100%
Africatel GmbH & Co.KG.	Investment management	Germany		100%		100%
Africatel GmbH	Investment management	Germany		100%		100%
Africatel Holdings, BV	Investment management	The Netherlands		86%		86%
PT Ventures, SGPS, S.A.	Management of equity interests in the context of international investments	Portugal		86%		86%
Directel - Listas Telefónicas Internacionais, Lda. (“Directel”)	Telephone directory publishing and operation of related databases, in international operations	Portugal		86%		86%
TPT - Telecomunicações Publicas de Timor, S.A. (“TPT”)	Provision of telecommunications, multimedia and IT services, and purchase and sale of related products in Timor	Portugal		76.14%		76.14%
Directel Cabo Verde – Serviços de Comunicação, Lda.	Telephone directory publishing and operation of related databases in Cape Verde	Cape Verde		51.60%		51.60%
Kenya Postel Directories, Ltd.	Production, publishing and distribution of telephone directories and other publications	Kenya		51.60%		51.60%
Elta - Empresa de Listas Telefónicas de Angola, Lda.	Telephone directory publishing	Angola		47.30%		47.30%
Timor Telecom, S.A.	Telecommunications services concessionaire in Timor	Timor		44%		44%
CST – Companhia Santomense de Telecomunicações, S.A.R.L.	Operation of fixed and mobile telecommunication public services in Sao Tomé and Principe	Sao Tomé		43.86%		43.86%
LTM - Listas Telefónicas de Moçambique, Lda.	Management, publishing, operation and sale of telecommunications subscriber and classified ads directories	Mozambique		43%		43%

Schedule of Equity Interests In Joint Arrangements And Interests In Associates

The equity interests in joint arrangements and interests in associates are measured using the equity method and are as follows:

Company	Core business	Home country	Direct 2018	Indirect 2018	Direct 2017	Indirect 2017
Companhia AIX de Participações (“AIX”)	Data traffic	Brazil		50%		50%
Paggo Soluções e Meios de Pagamento S.A. (“Paggo Soluções”)	Financial company	Brazil		50%		50%
Gamecorp S.A. (“Gamecorp”)	Pay TV service, except programmers	Brazil		29.90%		29.90%
Hispamar Satélites S.A. (“Hispamar”)	Satellite operation	Brazil		19.04%		19.04%

Foreign Exchange Rates

At December 31, 2018 and 2017, the foreign currency-denominated assets and liabilities were translated into Brazilian Reais using mainly the following foreign exchange rates:

	Closing rate			Average rate
Currency	2018	2017	2016	2018	2017	2016
Euro	4.4390	3.9693	3.4384	4.3094	3.6089	3.8543
US dollar	3.8748	3.3080	3.2591	3.6558	3.1925	3.4833
Cape Verdean escudo	0.0403	0.0360	0.0313	0.0391	0.0327	0.0352
Sao Tomean dobra	0.000185	0.000162	0.000140	0.000177	0.000149	0.000160
Kenyan shilling	0.0381	0.0321	0.0318	0.0361	0.0309	0.0343
Namibian dollar	0.2698	0.2687	0.2325	0.2764	0.2401	0.2369
Mozambican metical	0.0627	0.0565	0.0450	0.0601	0.0499	0.0579
Angolan kwanza	0.0126	0.0200	0.0197	0.0147	0.0193	0.0214

Summary of Reconciliation of Statement of Operations ASC 606 Adjustments

The Company adopted ASC 606, taking into account the modified retrospective application permitted by the respective standards. Accordingly, we present below the consolidated results for the years ended December 31, 2018, less the effects recognized as a result of this application, compared with December 31, 2017.

	12/31/2018 (with ASC 606)	ASU ASC 606 adjustments	12/31/2018 (w/o ASC 606)	12/31/2017

Net operating revenue	22,060,014	15,588	22,075,602	23,789,654
Cost of sales and/or services	(15,822,732)		(15,822,732)	(15,676,216)
Gross profit	6,237,282	15,588	6,252,870	8,113,438
Operating income (expenses)
Selling expenses	(4,478,352)	(119,214)	(4,597,566)	(4,399,936)
General and administrative expenses	(2,697,865)		(2,697,865)	(3,064,252)
Other operating income (expenses), net	417,159		417,159	(1,043,922)
Reorganization items, net	31,580,541		31,580,541	(2,371,918)
Income (loss) before financial and taxes	31,058,765	(103,626)	30,955,139	(2,766,590)
Financial expenses, net	(4,012,067)		(4,012,067)	(1,612,058)
Income (loss) before income taxes	27,046,698	(103,626)	26,943,072	(4,378,648)
Income tax (current and deferred)	347,139	35,233	382,372	350,987
Net income (loss) for the year	27,393,837	(68,393)	27,325,444	(4,027,661)